Note 11 - Lease - Supplement Balance Sheet Information Related to Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Operating lease right-of-use asset	$ 2,538	$ 3,188
Current portion of operating lease liabilities	537	605
Operating lease liabilities	1,935	$ 2,564
Total lease liabilities	$ 2,472